Fundrise Innovation Fund, LLC

The first quarter following the public listing of VCX provided perhaps the clearest example yet of what we mean when we talk about the potential of democratizing access to private-market investing.
In June, SpaceX completed the largest ever initial public offering and VCX shareholders had economic exposure to the company before its shares became broadly available in the public markets. Since then, several of VCX’s largest holdings have also announced their intentions to list publicly.
These events are a reminder of a fundamental change that has taken place in the capital markets. Increasingly, many of the companies defining the next generation of technology are remaining private longer, reaching enormous scale and creating substantial value before the average individual investor has the opportunity to invest in and own them.
This is precisely the problem VCX was designed to address.
For decades, access to many of the highest-quality late-stage private companies was largely reserved for venture funds, institutions, and the ultra wealthy. Our goal with VCX is not simply to provide access to private companies in theory but to build a concentrated portfolio with meaningful economic exposure to businesses we believe can define their categories, and to make that portfolio accessible to individual investors through a publicly traded fund.
Of course, access does not eliminate risk. It’s important for investors to understand that both private and newly public companies can experience significant volatility, valuations can change materially, and investments held indirectly or subject to transfer restrictions may have different liquidity characteristics than freely traded public shares. However, our job remains the same: invest thoughtfully, value the portfolio responsibly, and remain focused on long-term outcomes rather than short-term market prices.
Underlying Economic Exposure
The Fund may obtain exposure to portfolio companies either directly or indirectly through co-investment vehicles (“CIVs”), special purpose vehicles (“SPVs”), and other investment vehicles. These structures can be an efficient means of obtaining access to private investments, but the legal name of an investment vehicle may not identify the underlying company to which the Fund has economic exposure.
We believe understanding the underlying economic issuer is critically important to understanding the nature and concentration of an investment in VCX. Accordingly, the supplemental presentation below shows the Fund’s principal equity investments in portfolio companies as of June 30, 2026 – by underlying economic issuer, together with each issuer’s approximate share of the Fund’s net assets. The table does not include the Fund’s short-term holdings or its investments in debt instruments, and does not include all of the Fund’s equity investments.
Economic Issuer Share of Net Assets
Anthropic PBC
(1)
Greater than 20%
OpenAI Group PBC
(1)
10-20%
Databricks, Inc.
(1)
10-20%
Ramp Business Corp. 2-5%
Space Exploration Technologies Corp.
(1)
2-5%
Anduril Industries, Inc.
(1)
2-5%
Flock Group, Inc. 2-5%
Fluidstack, Ltd.
(1)
2-5%
Epic Games, Inc. 2-5%
Fivetran, Inc. 1-2%
Prometheus
(1)
1-2%
Vanta, Inc. 1-2%
Figure AI, Inc. 1-2%
Loyal Animal Health, Inc. 1-2%
Canva, Inc. 1-2%
(1)
All or a portion of the Fund's economic exposure to this portfolio company is held indirectly through one or more co-investment vehicles, special purpose vehicles, or other investment vehicles.

Fundrise Innovation Fund, LLC

While historic in nature, the events of this quarter do not change the fundamental strategy. If anything, they reinforce why we built
VCX in the first place. We will continue to seek out category-defining technology companies before they are broadly available in the public markets, while maintaining the discipline required to manage a concentrated portfolio of private and other less liquid investments.
For us, democratization means giving individual investors the opportunity to participate in the same value creation once reserved for institutions, rather than being shut out until much of the opportunity has already occurred.
Onward,
Ben Miller
Chief Executive Officer
Fundrise Advisors, LLC

Fundrise Innovation Fund, LLC
Schedule of Investments (UNAUDITED)
June 30, 2026

See accompanying notes to schedule of investments.
(Amounts in thousands, except per share data)
Par/ Value as of % of Net
Description Shares Security Type June 30, 2026 Assets
Technology Private Equity Portfolio Companies
Artificial Intelligence (Cost, Acquisition Date)
SaxeCap Advisors VIII, LP ($8,534, 12/06/23)
(1)(2)(3)
N/A LP Interest $ 128,169 16.5%
AI Growth GRT, LLC ($25,019, 07/14/23)
(2)(3)(4)
N/A LLC Interest 72,480 9.3%
Quiet OA Access LP ($25,890, 09/27/24)
(1)(2)(3)
N/A LP Interest 64,614 8.3%
AI Access 12, LLC ($20,800, 02/10/26)
(1)(2)(3)
N/A LLC Interest 45,459 5.9%
SP Private Investments XIII, LLC ($16,404, 07/18/25)
(1)(2)(3)
5 LLC Interest 33,086 4.3%
Databricks, Inc. ($8,874, 11/20/23)
(1)(2)(3)
122 Common Stock 23,256 3.0%
AI-LLM, LLC ($22,397, 08/31/23)
(1)(2)(3)
N/A LLC Interest 23,105 3.0%
8VC ANSE SPV, LP ($6,021, 10/27/23)
(1)(2)(3)
N/A LP Interest 21,578 2.8%
HOF Capital AP Growth, LLC ($5,350, 12/29/23)
(1)(2)(3)
N/A LLC Interest 19,549 2.5%
FSTK FR, LP ($21,594, 06/02/26)
(1)(2)(3)
N/A LP Interest 19,313 2.5%
RWL AI, LLC ($16,163, 04/27/26)
(1)(2)(3)
N/A LLC Interest 15,000 1.9%
Figure AI, Inc. ($10,000, 05/27/26)
(1)(2)(3)
51 Series C - Preferred Stock 10,000 1.3%
Flock Group, Inc. ($13,961, 11/26/25)
(1)(2)(3)
631 Class B - Preferred Stock 9,869 1.3%
Flock Group, Inc. ($6,661, 03/02/26)
(1)(2)(3)
440 Class A - Preferred Stock 6,878 0.9%
Flock Group, Inc. ($5,639, 03/02/26)
(1)(2)(3)
373 Class A First SAFE - Preferred Stock 5,823 0.8%
Anduril Industries, Inc. ($7,350, 01/06/26)
(1)(2)(3)
76 Series Seed - Preferred Stock 5,246 0.7%
Handshake ($2,814, 10/23/25)
(1)(2)(3)
38 Series C - Preferred Stock 2,814 0.4%
Anyscale, Inc. ($2,494, 10/18/23)
(1)(2)(3)
511 Common Stock 2,494 0.3%
Fin ($2,385, 10/17/25)
(1)(2)(3)
45 Common Stock 2,385 0.3%
Flock Group, Inc. ($2,278, 11/26/25)
(1)(2)(3)
103 Class C - Preferred Stock 1,610 0.2%
Handshake ($601, 10/23/25)
(1)(2)(3)
8 Series D - Preferred Stock 601 0.1%
Fin ($417, 10/17/25)
(1)(2)(3)
8 Series A - Preferred Stock 417 0.1%
Risotto ($300, 02/20/25)
(1)(2)(3)
261 Series Seed 2 - Preferred Stock 375 0.1%
Luminos, Inc. ($198, 11/09/23)
(1)(2)(3)(5)
170 Series Seed 2 - Preferred Stock 285 0.0%
Risotto ($125, 11/12/25)
(1)(2)(3)(5)
87 Series Seed 1 - Preferred Stock 125 0.0%
Luminos, Inc. ($79, 11/05/25)
(1)(2)(3)(5)
47 Series Seed 1 - Preferred Stock 79 0.0%
Gumloop ($10, 08/16/24)
(1)(2)(3)(5)
5 Series A-2 - Preferred Stock 67 0.0%
Total Artificial Intelligence (Cost $232,358 ) $ 514,677 66.5%
Financial Technology (Cost, Acquisition Date)
Ramp Business Corp. ($10,200, 10/08/25)
(1)(2)(3)
149 Series A-2 - Preferred Stock $ 17,820 2.3%
Ramp Business Corp. ($5,005, 01/31/25)
(1)(2)(3)
133 Series C-1 - Preferred Stock 16,000 2.1%
Erebor Bank, N.A. ($5,000, 02/20/26)
(1)(2)(3)
19 Series B - Preferred Stock 5,000 0.6%
Ramp Business Corp. ($693, 05/20/24)
(1)(2)(3)
26 Common Stock 3,168 0.4%
Stripe, Inc. ($355, 06/28/24)
(1)(2)(3)
10 Common Stock 618 0.1%
Total Financial Technology (Cost $21,253 ) $ 42,606 5.5%
Data Infrastructure (Cost, Acquisition Date)
Fivetran, Inc. ($15,000, 09/22/23)
(1)(2)(3)
441 Series D - Preferred Stock $ 15,000 1.9%
Vanta, Inc. ($5,000, 09/07/22)
(1)(2)(3)
555 Series B-1 - Preferred Stock 10,116 1.3%
Omni Analytics, Inc. ($500, 08/27/24)
(1)(2)(3)
58 Series B-1 - Preferred Stock 1,220 0.2%
Hightouch ($267, 06/06/24)
(1)(2)(3)
12 Common Stock 1,098 0.1%
Immuta, Inc. ($1,022, 03/28/23)
(1)(2)(3)
80 Common Stock 1,022 0.1%
DittoLive, Inc. ($1,000, 01/17/25)
(1)(2)(3)
73 Series B - Preferred Stock 1,000 0.1%
Hightouch ($100, 05/09/25)
(1)(2)(3)(5)
2 Series C - Preferred Stock 188 0.0%
Total Data Infrastructure (Cost $22,889 ) $ 29,644 3.7%
Gaming/Entertainment (Cost, Acquisition Date)
Epic Games, Inc. ($19,180, 08/27/25)
(1)(2)(3)
43 Common Stock $ 19,180 2.5%
Total Gaming/Entertainment (Cost $19,180 ) $ 19,180 2.5%
Biotechnology (Cost, Acquisition Date)
Loyal Animal Health, Inc. ($10,000, 12/10/25)
(1)(2)(3)
815 Series C - Preferred Stock $ 10,000 1.3%
Total Biotechnology (Cost $10,000 ) $ 10,000 1.3%
Vertical/Horizontal Software (Cost, Acquisition Date)
Canva, Inc. ($6,220, 09/15/23)
(1)(2)(3)
6 Common Stock $ 9,599 1.2%
Total Vertical/Horizontal Software (Cost $6,220 ) $ 9,599 1.2%

Fundrise Innovation Fund, LLC
Schedule of Investments (UNAUDITED)(Continued)
June 30, 2026

See accompanying notes to schedule of investments.
Par/ Value as of % of Net
Description Shares Security Type June 30, 2026 Assets
Technology Private Equity Portfolio Companies
Property Technology (Cost, Acquisition Date)
Inspectify, Inc. ($4,000, 06/30/23)
(1)(2)(3)(6)
1,295 Series A-5 - Preferred Stock $ 5,000 0.6%
Rhino Labs, Inc. ($2,000, 02/05/25)
(1)(2)(3)
10 Series P - Preferred Stock 1,023 0.1%
Inspectify, Inc. ($1,000, 11/03/25)
(1)(2)(3)(6)(7)
N/A SAFE 1,000 0.1%
Rhino Labs, Inc. ($250, 02/03/25)
(1)(2)(3)(5)
300 Series D-1A - Preferred Stock 250 0.0%
Rhino Labs, Inc. ($141, 02/03/25)
(1)(2)(3)(5)
170 Series D-1 - Preferred Stock 141 0.0%
Total Property Technology (Cost $7,391 ) $ 7,414 0.8%
Total Technology Private Equity Portfolio Companies (Cost $319,291) $ 633,120 81.5%
Technology Fixed Income
SWITCH Data Centers - SWCH 2025-DATA E, 6.97%
(3.34% + SOFR), 02/15/27
(8)(9)
$ 12,500 CMBS $ 12,394 1.6%
QTS Data Centers - BX 2025-VOLT C, 5.98% (2.35% +
SOFR), 12/15/27
(8)(9)(10)
10,000 CMBS 10,032 1.3%
QTS Data Centers - BX 2025-VLT6 E, 6.82% (3.19% +
SOFR), 03/15/27
(8)(9)(10)
10,000 CMBS 9,976 1.3%
Vantage Data Centers - VDCM 2025-AZ D, 6.43%,
07/13/30
(8)(11)
9,000 CMBS 8,943 1.2%
QTS Data Centers - BX 2025-VLT7 E, 7.38% (3.75% +
SOFR), 07/15/27
(8)(9)(10)
7,000 CMBS 7,027 0.9%
QTS Data Centers - BX 2025-VLT7 D, 6.88% (3.25% +
SOFR), 07/15/27
(8)(9)(10)
7,000 CMBS 7,019 0.9%
EdgeCore Data Centers - ECORE 2025-1A B, 4.55%,
07/25/30
(8)
6,000 CMBS 5,547 0.7%
QTS Data Centers - BX 2025-VLT6 D, 6.22% (2.59% +
SOFR), 03/15/27
(8)(9)(10)
5,000 CMBS 4,987 0.6%
Total Technology Fixed Income (Cost $66,147) $ 65,925 8.5%
Promissory Note (Cost, Acquisition Date)
Promissory Note - Theory Ventures, 10.00%, 04/28/33
($4,942, 03/01/26)
(1)(3)(12)
5,000 Promissory Note $ 5,696 0.7%
Total Promissory Note (Cost $4,942) $ 5,696 0.7%
Short-Term Investment
JP Morgan U.S. Treasury Plus Money Market Fund, Capital
Shares, 3.61%
(13)
41,696 Money Market Fund $ 41,696 5.4%
Total Short-Term Investment (Cost $41,696) $ 41,696 5.4%
Total investments, at value (Cost $432,076) $ 746,437 96.1%
Other assets in excess of liabilities 30,531 3.9%
Total Net Assets $ 776,968 100.0%
Net Asset Value Per Share $ 21.70
CMBS Commercial Mortgage-Backed Security
LLC Limited Liability Company
LP Limited Partnership
SAFE Simple Agreement for Future Equity
SOFR Secured Overnight Financing Rate
(1)
Investments classified as Level 3 within the three-tier fair value hierarchy. See Note 2, Summary of Significant Accounting Policies - Fair Value
Measurement for an explanation of this hierarchy, as well as a list of significant unobservable inputs used in the valuation of these instruments.
(2)
Non-income producing investment.
(3)
Restricted security. The aggregate value of restricted securities at June 30, 2026 is approximately $638,816 (amount in thousands) and represents approximately 82.2% of net assets. See Note 2, Summary of Significant Accounting Policies for additional information.
(4)
Investment valued using net asset value per share (or its equivalent) as a practical expedient. See Note 2, Summary of Significant Accounting Policies -
Fair Value Measurement for additional information.
(5)
Value is less than 0.05% of Total Net Assets.
(6)
Investment in an affiliate. See Note 2, Summary of Significant Accounting Policies for additional information.
(7)
This Simple Agreement for Future Equity (“SAFE”) will convert into preferred shares upon an equity financing. The number of shares issued upon conversion is determined by dividing the Fund's cost of investment by a conversion price, which is based on the applicable discount or SAFE price.
(8)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold to qualified institutional buyers in transactions exempt from registration. The aggregate value of these securities at June 30, 2026 is approximately $65,925 (amount in thousands) and represents approximately 8.5% of net assets.
(9)
This investment has a floating interest rate. Coupon rate, reference index and spread shown at June 30, 2026.

Fundrise Innovation Fund, LLC
Schedule of Investments (UNAUDITED)(Continued)
June 30, 2026

See accompanying notes to schedule of investments.
(10)
All or a portion of this security has been pledged as collateral for securities sold under agreement to repurchase. See Note 2, Summary of Significant
Accounting Policies for additional information.
(11)
This investment has a variable interest rate which adjusts periodically based on changes in current interest rates. Coupon rate shown at June 30, 2026.
(12)
As of June 30, 2026, the Fund had total unfunded capital commitments of $ 389 (amount in thousands) for the promissory note investment.
(13)
Rate disclosed is representative of the seven-day effective yield as of June 30, 2026.
(Amounts in thousands)
Reverse Repurchase Agreements
Counterparty Settlement Date Maturity Date
Interest %
(Borrowing Rate) Principal
Payable (Including
Accrued Interest)
Barclays Bank PLC 05/29/26 08/26/26 4.66% $ 8,075 $ (8,109)
Barclays Bank PLC 05/29/26 08/26/26 4.76% 5,486 (5,510)
Barclays Bank PLC 05/29/26 08/26/26 4.76% 3,919 (3,936)
Barclays Bank PLC 05/29/26 08/26/26 4.81% 7,600 (7,634)
Barclays Bank PLC 05/29/26 08/26/26 4.81% 5,320 (5,343)
Total $ 30,400 $ (30,532)

Fundrise Innovation Fund, LLC
Notes to Schedule of Investments (UNAUDITED)
June 30, 2026

1. Formation and Organization
Fundrise Innovation Fund, LLC (the “Fund” or the “Registrant”) is a Delaware limited liability company. The Fund intends to elect and intends to qualify to be taxed as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended
(the “Code”), for its taxable year ended March 31, 2026. During prior taxable years, the Fund was taxed as a C corporation for U.S.
federal income tax purposes. The Fund is organized as a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced investment operations on July
25, 2022.
At a meeting held on January 9, 2026, the Fund’s Board of Directors approved a legal name change of the Fund from “Fundrise
Growth Tech Fund, LLC” to “Fundrise Innovation Fund, LLC,” effective January 20, 2026. On January 14, 2026, the Fund’s Board
of Directors also approved proposals concerning the conversion of the Fund from a closed-end fund operating as a tender offer fund under the Securities Act of 1934, as amended, to a listed closed-end fund with Fund shares listed on the New York Stock Exchange,
LLC (“NYSE”) and the implementation of a six-month lockup for all Fund shares purchased before February 20, 2026 to facilitate the listing of the Fund on the NYSE. Fund shareholders approved these proposals at a special meeting of shareholders convened on
February 19, 2026. The Fund’s shares began trading on the NYSE on March 19, 2026 under the symbol “VCX”.
In addition, in connection with the conversion of the Fund to a listed closed-end fund, certain updates to the Fund’s Limited
Liability Company Agreement (the “LLC Agreement”) were approved by the Fund’s Board of Directors. Further, the Fund’s Board
members have been divided into three classes – Class I Directors, Class II Directors, and Class III Directors. The updates to the LLC
Agreement and the classification of the Fund’s Board of Directors became effective upon the Fund’s listing on the NYSE.
The Fund may offer and sell securities directly to one or more purchasers, to or through underwriters, through dealers or agents that the Fund designates from time to time, or through a combination of these methods.
The Fund’s investment objective is to provide total return primarily through long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in private and public technology companies, directly or indirectly, with a primary focus on the equity securities (e.g., common stock, preferred stock, and convertible debt) of certain privately held, mid-to-late stage, growth companies (“Portfolio Companies”), or other investments (including derivatives, exchange-traded funds and other pooled investment vehicles) that have economic characteristics similar to investments in technology companies. Under normal circumstances, the Fund’s investment strategy is to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of technology and technology-related companies (referred to herein as “technology companies”) and other investments (including derivatives) that have economic characteristics similar to investments in technology companies.
The investment adviser to the Fund is Fundrise Advisors, LLC (the “Adviser”), an investment adviser registered with the U.S.
Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-
owned subsidiary of Rise Companies Corp. (“Rise Companies” or the “Sponsor”), the Fund’s sponsor. Subject to the supervision of the Board of Directors of the Fund (the “Board”), the Adviser is responsible for directing the management of the Fund’s business and affairs, managing the Fund’s day-to-day affairs, and implementing the Fund’s investment strategy.
2. Summary of Significant Accounting Policies
Valuation Oversight
Pursuant to SEC Rule 2a-5 under the 1940 Act, the Board has approved the Adviser as the Fund’s Valuation Designee (“Valuation
Designee”), to provide administration and oversight of the Fund’s valuation policies and procedures. The Fund values its investments in accordance with such procedures. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined on the basis of official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets as determined by the Adviser in good faith, taking into consideration all available information and other factors that the Adviser deems pertinent, in each case subject to the overall supervision and responsibility of the Board.

Fundrise Innovation Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
June 30, 2026

In calculating the Fund’s net asset value (“NAV”), the Adviser, subject to the oversight of the Board, uses various valuation methodologies. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors.
When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. As a result, the Adviser may exercise a higher degree of judgment in determining fair value for certain securities or other assets.
Fair Value Measurement
The following is a current summary of certain methods generally used to value investments of the Fund under the Fund’s valuation procedures:
The Fund applies Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, Fair
Value Measurement, as amended, which establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and required disclosures of fair value measurement. U.S. GAAP defines the fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
The Fund determines the fair value of certain investments in accordance with the fair value hierarchy that requires an entity to maximize the use of observable inputs. The fair value hierarchy includes the following three levels based on the objectivity of the inputs, which were used for categorizing the assets or liabilities for which fair value is being measured and reported:
Level 1 – Quoted market prices in active markets for identical assets or liabilities.
Level 2 – Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs).
Level 3 – Valuation generated from model-based techniques that use inputs that are significant and unobservable in the market. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques may include use of discounted cash flow methodologies or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or other valuation assumptions that require significant management judgment or estimation.
Fixed income securities are valued by an independent pricing service overseen by the Valuation Designee. The pricing service employs a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Valuation Designee, in accordance with the valuation policy and procedures approved by the Board.
These securities are generally classified in Level 2 of the fair value hierarchy.
Investments in registered investment companies, including money market funds, are valued at the NAV as of the close of each business day. These securities are generally classified in Level 1 of the fair value hierarchy.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value as of June 30, 2026. These reverse repurchase agreements are generally classified in Level 2 of the fair value hierarchy.
The majority of the Fund’s investments have no readily available market quotations and, as such, are valued at fair value in good faith. There is no single standard for determining the fair value of a security. Rather, fair value calculations will involve significant professional judgment in the application of both observable and unobservable attributes. For mid-to-late stage growth Portfolio
Companies, traditional valuation methods (e.g., discounted cash flow) are often a less reliable tool for valuing investments in accordance with ASC 820. As such, until the Portfolio Companies grow to a point where traditional valuation methods apply,

Fundrise Innovation Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
June 30, 2026

the Adviser may deem it more appropriate to utilize other valuation methodologies. Late-stage private companies or “pre-IPO companies” traditionally raise capital from investors in organized funding rounds. During such funding rounds, a pre-IPO company will seek a lead investor who will, to their best effort, define a valuation of the company. Therefore, the valuation of the Fund’s
Portfolio Companies may be adjusted when a new valuation is set by the lead investor in the next funding round. As such, the
Adviser may use the market approach to estimate the fair value of the Fund’s Portfolio Companies by adjusting the valuation of the Portfolio Companies with each new funding round. However, while the valuation as of the latest funding round is a prominent factor in the Adviser’s valuation process, it is not the only factor that the Adviser considers when valuing its portfolio investments.
The Adviser may establish certain thresholds or triggers that intend to capture fundamental changes in the value of the Portfolio
Company that would affect the anticipated return on the Fund’s investment. Examples of certain thresholds or triggers may include, an unexpected business or technology breakthrough, faster than anticipated revenue growth, a fundamental failure of the technology, the loss of a key customer, or the success of a competitor in the same industry. Additionally, the Adviser may consider several additional factors (if present), including but not limited to the implied valuation of the asset as reflected by stock purchase contracts reported in private markets, fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, or the liquidity of the market for the security. The Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the
Portfolio Companies to investors or prospective investors, to the extent that it is available.
The Fund invests in Portfolio Companies by purchasing securities directly from such Portfolio Companies, through simple agreements for future equity (“SAFEs”), or through co-investment vehicles (“CIV”) and special purpose vehicles (“SPV”). SAFEs represent a contractual right to future equity of a company, in exchange for which the holder of the SAFE contributes capital to the company. SAFEs enable investors to convert their investment to equity upon the occurrence of triggering events set forth in the applicable SAFE.
For investments in companies that are not considered “pre-IPO companies”, valuation methods utilized may include, but are not limited to the following: sales comparison approach; discounted cash flow method; hypothetical sales method; and appraisals received from one or more pricing services. In addition, the Fund may utilize: an analysis of financial ratios and valuation metrics of the Portfolio Companies that issued private equity securities to peer companies that are public; an analysis of the Portfolio
Companies’ most recent financial statements and forecasts; an analysis of the markets in which the Portfolio Company does business;
and other relevant factors.
Certain Portfolio Companies are generally valued based on the latest NAV reported by the Portfolio Company's portfolio manager
(“Portfolio Manager”) as a practical expedient, where such valuation methodologies employed by certain Portfolio Companies reflect fair value pricing and the effects of using fair value pricing. New purchases of certain Portfolio Companies may be valued at original transaction price initially until a NAV is provided by the Portfolio Manager. If the Valuation Committee concludes in good faith that the latest NAV reported by a Portfolio Manager does not represent fair value (e.g., there is more current information regarding a portfolio asset which significantly changes its fair value), the Valuation Committee will make a corresponding adjustment to reflect the current fair value of such asset within such Portfolio Company. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.

Fundrise Innovation Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
June 30, 2026

The following is a summary of the Fund’s assets and liabilities measured at fair value on a recurring basis as of June 30, 2026 , and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value (amounts in thousands) :
The Fund utilizes the NAV as a practical expedient to value certain investments. The table below sets forth those investments, including their unfunded commitments and other attributes, that were significant as of June 30, 2026
(1)
.
The following is a summary of quantitative information about the significant unobservable inputs of the Fund’s Level 3 investments as of June 30, 2026 (amounts in thousands) . The tables are not intended to be all-inclusive but instead capture the significant unobservable inputs relevant to the Fund’s determination of fair value.
Level 1 Level 2 Level 3
Practical
Expedient
(1)
Total
Assets
Portfolio Companies $ – $ – $ 560 , 640 $ 72,480 $ 633,120
Commercial Mortgage-Backed Securities – 65,925 – – 65,925
Promissory Note – – 5,696 – 5,696
Short-Term Investment 41,696 – – – 41,696
Total Assets $ 41,696 $ 65,925 $ 566 , 336 $ 72,480 $ 7 4 6 , 437
Liabilities
Reverse Repurchase Agreements $ – $ (30,532) $ – $ – $ (30,532)
Total Liabilities $ – $ (30,532) $ – $ – $ (30,532)
(1)
As a practical expedient, certain investments that are measured at fair value using the NAV per share (or its equivalent) have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.
Investment Category Investment Strategy
Fair Value
(amounts in
thousands)
Unfunded
Commitments
(amounts in
thousands)
Estimated
Remaining
Life
Redemption
Frequency
Redemption
Notice Period
(In Days)
Redemption
Restriction
Terms
Portfolio Company To serve as an investment
vehicle through which
the assets of its partners
may be utilized to make
investment(s) in the securities
of Databricks, Inc. $ 72,480 N/A Indefinite None N/A N/A
(1)
The information summarized in the table above represents the general terms for the specified financing stage. Individual investment funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most individual investment funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.
Investment Fair Value Valuation Technique
(1)
Unobservable Input Range
Impact to
Valuation from an
Increase in Input
(2)
Portfolio Companies $ 401,733 Market Transaction Transaction Price N/A Increase
Portfolio Companies 125,821 Recent Transaction Transaction Price N/A Increase
Portfolio Companies 33,086 Market Approach Discount for Lack of Marketability 22.1% Decrease
Other Market Participant Adjustment 2.0% Decrease
Promissory Note 5,696 Discounted Cash Flow Discount Rate 7.9% Decrease
Collateral Value $5,696 Increase
Total Investments $ 566,336
(1)
Market transaction represents investments valued using private transaction prices or non-public third-party pricing information which is unobservable.
Recent transaction represents investments held at the original transaction price, either from the Portfolio Company's funding round or a secondary seller, and other relevant market data.
(2)
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Fundrise Innovation Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
June 30, 2026

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands) :
Affiliated Investments
The Fund invests in one or more affiliated entities. The securities of the affiliated investment vehicles have not been registered under the Securities Act of 1933, as amended, and thus investments in such affiliated investment vehicles are subject to restrictions on resale.
During the three months ended June 30, 2026, investments in affiliates were as follows (amounts in thousands) :
Restricted Securities
The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on NAV. In addition, the Fund’s investments in Portfolio Companies will often be subject to lock-up provisions that prohibit the Fund from selling its equity investments into the public market for specified periods of time after IPOs of the Portfolio
Company, typically 180 days. The Fund may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Restricted securities held at June 30, 2026 are identified within the Schedule of Investments.
Reverse Repurchase Agreements
The Fund may use leverage to provide additional funds to support its investment activities. The Fund may enter into reverse repurchase agreements from a bank or dealer at a specified maturity date, under which the Fund will effectively pledge its assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.
Portfolio Companies Promissory Note Total
Balance as of March 31, 2026 $ 432,913 $ 4,732 $ 437,645
Purchases or conversions 112,096 210 112,306
Realized gain (loss) 15,442 – 15,442
Net change in unrealized appreciation/depreciation 85,193 754 85,947
Sales or conversions (85,004) – (85,004)
Transfers into Level 3 – – –
Transfers out of Level 3 – – –
Balance as of June 30, 2026 $ 560,640 $ 5,696 $ 566,336
Net change in unrealized appreciation/depreciation for
the three months ended June 30, 2026 related to Level 3
investments held at June 30, 2026 $ 99,761 $ 754 $ 100,515
Non-Controlled Affiliated Investment
Balance as of
March 31, 2026
Purchases at
Cost
Proceeds from
Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
Change in
Unrealized
Appreciation/
Depreciation
Balance as of
June 30, 2026
Total
Dividend
Income
Technology Private Equity
Inspectify, Inc. $ 6,000 $ – $ – $ – $ – $ 6,000
(1)
$ –
Total
$ 6,000 $ – $ – $ – $ – $ 6,000 $ –
(1)
Amount includes a $1,000 SAFE in Inspectify, Inc. which has not yet converted into an equity investment as of June 30, 2026 (amount in thousands) .